Company Information - License and collaboration agreement with CTTQ (Details) - Licensing and collaboration agreement with CTTQ € in Millions, $ in Millions	Nov. 04, 2022 USD ($) € / $	Nov. 04, 2022 EUR (€) € / $	Sep. 28, 2022 USD ($)	Sep. 28, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Sep. 22, 2022 USD ($)
Collaborative Arrangements
Amount invoiced to counterparty			$ 12.6	€ 12.8
Amount invoiced to counterparty for initial payment			12.0	12.1
Amount invoiced to counterparty for additional payment			$ 0.6	€ 0.6
Amount received on licensing arrangements	$ 11.4	€ 11.5
Amount received attributable to withholding taxes	$ 1.3	€ 1.3
Maximum additional amount receivable upon the achievement of certain development and regulatory milestones					$ 40.0	$ 40.0
Maximum additional amount receivable upon the achievement of certain commercial milestones					$ 250.0	$ 250.0
Number of years of commercialization during which the company is entitled to receive royalties ranging from high single-digit to mid-teen double digits of net sales			3 years	3 years
Exchange rate on invoice | € / $	1.009	1.009